Earnings Per Ordinary Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Ordinary Share [Abstract]
Computation of Basic and Diluted Earnings (Loss) Per Ordinary Share
The following table summarizes information related to the computation of basic and diluted earnings per Ordinary Share for the years indicated:

	Year Ended December 31,
	2013	2012	2011
	U.S. Dollars (In thousands, except per share data)
Net income attributable to Ordinary Shares	7	3	5,378

Weighted average number of Ordinary Shares
outstanding used in basic earnings per Ordinary
Share calculation	30,040	29,849	29,557

Add assumed exercise of outstanding dilutive
potential Ordinary Shares	54	164	452

Weighted average number of Ordinary Shares
Outstanding used in diluted earnings per Ordinary
Share calculation	30,094	30,013	30,009

Basic income per Ordinary Share	0.00	0.00	0.18

Diluted income per Ordinary Share	0.00	0.00	0.18

Number of options excluded from the diluted
earnings per share calculation due to their
anti-dilutive effect	526	976	1,082